BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2015
BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION [Abstract]
BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION
13.	BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION

The Company organizes its business and evaluates performance by its operating segments, Ocean, River and Offshore Supply Business. The accounting policies of the reportable segments are the same as those for the consolidated financial statements (Note 2). The Company does not have significant intersegment transactions. These segments and their respective operations are as follows:

River Business: In our River Business, we own and operate several dry and tanker barges, and push boats. The dry barges transport basically agricultural and forestry products, iron ore and other cargoes, while the tanker barges carry petroleum products, vegetable oils and other liquids. We operate our pushboats and barges on the navigable waters of Parana, Paraguay and Uruguay Rivers and part of the River Plate in South America, also known as the Hidrovia region. In addition, we use one barge, our Parana Iron (former Parana Petrol) as an iron ore floating transshipment and storage station and another transshipment unit. River Business transportation services contributed 45%, 44% and 44% of consolidated operating revenues for the years ended December 31, 2015, 2014 and 2013, respectively. The Company also has a shipyard that should promote organic growth and from time to time make external sales. Third party shipyard sales contributed 5%, 4% and 16% of consolidated operating revenues for the years ended December 31, 2015, 2014 and 2013, respectively.

Offshore Supply Business: We operate our Offshore Supply Business, using PSVs and Remotely Support Vessel (RSV) owned by UP Offshore (Bahamas), which are designed to transport supplies to offshore oil & gas industry such as containerized equipment, drill casing, pipes and heavy loads on deck, along with fuel, water, drilling fluids and bulk cement in under deck tanks and a variety of other supplies to drilling rigs and platforms. Our Offshore Supply Business fleet consists of thirteen PSVs, eight of which are chartered under medium term contracts with Petrobras in Brazil, of them (one remains blocked) other three in laid-up which were operated with Petrobras until the notification received mentioned in the following paragraph, and two of them in the North Sea (UK), which were in laid-up, and one RSV, chartered with Petrobras in Brazil. Offshore Supply Business transportation services contributed 30%, 33% and 23% of consolidated operating revenues for the years ended December 31, 2015, 2014 and 2013, respectively.

On September, 21, 2015 we received a notification from Petrobras regarding the early termination of contracts for three of our non-Brazilian flag PSVs UP Amber, UP Pearl, and UP Esmeralda. During September, 2015, we received a notification from Petrobras regarding the blockage of our non-Brazilian flag PSVs UP Turquoise, which is under a time charter contract until March 2019.

Ocean Business: In our Ocean Business, we operate five oceangoing vessels: three product tankers (two of them on lease to us and one was sold on January 28, 2016 and delivered to buyers in March 7, 2016), and two container feeder vessels under a container line service in Argentina cabotage trade, which transport mostly foreign containers from the transshipment port of Buenos Aires, Argentina and Montevideo, Uruguay to the southern region of Patagonia in Argentina. Our Handy size/small product tanker vessels transport liquid bulk goods such as petroleum and petroleum derivatives serving regional trades mainly in Argentina and Brazil. Ocean Business transportation services contributed 20%, 19% and 17% of consolidated operating revenues for the years ended December 31, 2015, 2014 and 2013, respectively.

All of the Company’s operating revenues were derived from its foreign operations. The following represents the Company’s revenues attributed by geographical region in which services are provided to customers.

	For the years ended December 31,
	2015	2014	2013
Revenues (1)
− South America	$295,305	$308,632	$338,115
− Europe	41,766	43,574	13,934
− Central America	2,134	1,875	50,405
− North America	-	2,630	1,553
− Asia	8,272	6,964	7,210
	$347,477	$363,675	$411,217

(1)	Classified by country of domicile of charterers/customers.

The Company’s vessels are highly mobile and regularly and routinely moved between countries within a geographical region of the world. In addition, these vessels may be redeployed among the geographical regions as changes in market conditions dictate. Because of this mobility, long-lived assets, primarily vessels and equipment cannot be allocated to any one country.

The following represents the Company’s vessels and equipment based upon the assets’ physical location as of the end of each applicable period presented:

	At December 31,
	2015	2014
Vessels and equipment, net

− South America	$610,599	$648,147
− Europe	54,251	64,971
− Other	4,237	4,287
	$669,087	$717,405

For the years ended December 31, 2015, 2014 and 2013 85%, 85% and 82% of the Company’s revenues, respectively, are concentrated in South America and at December 31, 2015 and 2014, 91% and 90% of the Company’s vessels and equipment, respectively, are located in South America.

For the year ended December 31, 2015 revenues from charterers/customers domiciled in Argentina, Brazil, Uruguay and Paraguay represented 24%, 30%, 5% and 21%, of the Company‘s consolidated revenues, respectively.

For the year ended December 31, 2014 revenues from charterers/customers domiciled in Argentina, Brazil, Uruguay and Paraguay represented 21%, 29%, 5% and 25%, of the Company‘s consolidated revenues, respectively.
For the year ended December 31, 2013 revenues from charterers/customers domiciled in Argentina, Brazil, Uruguay and Paraguay represented 19%, 25%, 6% and 27%, of the Company‘s consolidated revenues, respectively.

As a result, the Company’s financial condition and results of operations depend, to a significant extent, on macroeconomic, regulatory and political conditions prevailing in Argentina, Brazil, Uruguay and Paraguay, South America.

Revenue by segment consists only of services provided to external customers, as reported in the consolidated statement of operations. Resources are allocated based on segment profit or loss from operation, before interest and taxes.

Identifiable assets represent those assets used in the operations of each segment.

The following schedule presents segment information about the Company’s operations for the year ended December 31, 2015:

	River Business	Offshore Supply Business	Ocean Business (1)	Total

Transportation revenues	$155,705	$107,094	$67,818	$330,617
Manufacturing revenues	16,860	-	-	16,860
Running and voyage expenses	118,140	50,024	61,878	230,042
Manufacturing cost	12,058	-	-	12,058
Depreciation and amortization	27,716	18,890	4,526	51,132
Segment operating (loss) profit	(10,111)	24,486	(14,593)	(218)
Segment assets	415,310	327,026	54,061	796,397
Investments in and receivables from affiliates	3,545	-	25	3,570
Loss from investment in affiliates	(656)	-	(161)	(817)
Additions to long-lived assets	19,493	4,643	188	24,324

(1)	Includes a loss on write-down of goodwill, intangible assets and our product tanker Alejandrina totaling $8,030.

The following schedule presents segment information about the Company’s operations for the year ended December 31, 2014:

	River Business	Offshore Supply Business	Ocean Business (2)	Total

Transportation revenues	$159,089	$119,581	$68,984	$347,654
Manufacturing revenues	16,021	-	-	16,021
Running and voyage expenses	141,748	59,197	56,187	257,132
Manufacturing cost	10,470	-	-	10,470
Depreciation and amortization	28,918	17,118	7,381	53,417
Segment operating (loss) profit	(30,045)	28,979	(12,273)	(13,339)
Segment assets	493,926	323,056	31,266	848,248
Investments in and receivables from affiliates	3,720	-	186	3,906
Loss from investment in affiliates	(1,023)	-	(33)	(1,056)
Additions to long-lived assets	51,533	4,610	3,091	59,234

(2)	Includes an impairment charge for our product tankers Miranda I and Alejandrina totaling $10,511.

The following schedule presents segment information about the Company’s operations for the year ended December 31, 2013:

	River Business	Offshore Supply Business	Ocean Business	Total

Transportation revenues	$181,223	$93,154	$71,265	$345,642
Manufacturing revenues	65,575	-	-	65,575
Running and voyage expenses	146,146	45,497	60,173	251,816
Manufacturing cost	45,662	-	-	45,662
Depreciation and amortization	23,977	11,676	6,882	42,535
Segment operating (loss) profit	10,616	29,055	(4,505)	35,166
Segment assets	446,539	363,575	81,556	891,670
Investments in and receivables from affiliates	4,216	-	220	4,436
Loss from investment in affiliates	(490)	-	(30)	(520)
Additions to long-lived assets	9,309	104,332	8,974	122,615

Reconciliation of total assets of the segments to amount included in the consolidated balance sheets were as follow:

	At December 31,
	2015	2014

Total assets for reportable segments	$796,397	$848,248
Other assets	7,726	13,831
Corporate cash and cash equivalents	45,193	34,982
Consolidated total assets	$849,316	$897,061

Major customer

For the year ended December 31, 2015 revenues from Petrobras Group, a customer of Ultrapetrol River, Ocean and Offshore Supply Business represented $115,800 or 33% of the Company’s consolidated revenues and revenues from one customer of Ultrapetrol River Business represented $40,700 or 12% of the Company’s consolidated revenues.

For the year ended December 31, 2014 revenues from Petrobras Group, a customer of Ultrapetrol River, Ocean and Offshore Supply Business represented $118,600 or 33% ($105,000 or 29% from Petroleo Brasileiro SA) of the Company’s consolidated revenues and revenues from one customer of Ultrapetrol River Business represented $40,800 or 11% of the Company’s consolidated revenues.

For the year ended December 31, 2013 revenues from Petrobras Group, a customer of Ultrapetrol River, Ocean and Offshore Supply Business represented $100,400 or 24% of the Company consolidated revenues, revenues from one customer of Ultrapetrol River business represented $64,400 or 16% of the Company’s consolidated revenues and revenues from otrher customer of Ultrapetrol River business represented $55,600 or 14% ($48,300 or 12% for sale of river barges) of the Company’s consolidated revenues.

The loss of any of these significant customers could have a material adverse effect on the Company´s results of operations if there were not replaced by other customers.